Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Revenue, Profit or Loss, Assets and Liabilities Information

The following table presents revenue, profit or loss, assets and liabilities information for the Group’s operating segments.

	E&P		Trading business		Corporate		Eliminations		Consolidated
	Six months ended 30 June		Six months ended 30 June		Six months ended 30 June		Six months ended 30 June		Six months ended 30 June
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
External revenue	86,871	84,496	21,786	21,011	223	142	–	–	108,880	105,649
Intersegment revenue*	9,728	8,484	(9,728)	(8,484)	–	–	–	–	–	–

Total revenue**	96,599	92,980	12,058	12,527	223	142	–	–	108,880	105,649

Segment profit/(losses) for the period	30,760	29,817	913	669	(1,456)	(4,704)	36	(305)	30,253	25,477

	E&P		Trading business		Corporate		Eliminations		Consolidated
	30 June 2019	31 December 2018	30 June 2019	31 December 2018	30 June 2019	31 December 2018	30 June 2019	31 December 2018	30 June 2019	31 December 2018
	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)
Other segment information Segment assets	501,014	483,124	3,887	3,154	411,332	425,330	(195,694)	(232,829)	720,539	678,779

Segment liabilities	(318,278)	(331,313)	(2,412)	(2,125)	(151,793)	(138,232)	182,810	210,256	(289,673)	(261,414)

*

Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group’s chief operating decision maker’s assessment of segment performance, these revenues are reclassified back to E&P segment.

**

67% (six months ended 30 June 2018: 70%) of the Group’s revenues recognised in the interim condensed consolidated statement of profit or loss and other comprehensive income are generated from PRC customers, and revenues generated from customers in other locations are individually less than 10%.